Other operating results - Other operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating results
Other operating loss	$ (6,984)	$ (18,416)	$ (7,533)
Other operating expenses	$ (6,984)	$ (18,416)	$ (7,533)